Class ADV Shares | ING DFA Global Allocation Portfolio
ING DFA Global Allocation Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks high level of total return, consisting of capital appreciation and income.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class ADV Shares ING DFA Global Allocation Portfolio Class ADV
Management Fee		0.25%
Distribution and/or Shareholder Services (12b-1) Fees		0.75%
Administrative Services Fee		0.10%
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.31%
Total Annual Portfolio Operating Expenses	[1]	1.52%
Waivers and Reimbursements	[2]	(0.16%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements		1.36%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV Shares ING DFA Global Allocation Portfolio Class ADV	138	465	814	1,799

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV Shares ING DFA Global Allocation Portfolio Class ADV	138	465	814	1,799

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio invests in a combination of Underlying Funds advised by Dimensional Fund Advisors LP ("DFA") that, in turn, invest in equity securities ("Equity Underlying Funds") and fixed-income securities ("Fixed-Income Underlying Funds") (collectively "Underlying Funds"). Generally, the Portfolio invests its assets in the Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio's assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets in Fixed-Income Underlying Funds. The target allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes will vary from the target allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may invest its assets in Underlying Funds that invest in domestic and international equity securities. It is expected that under normal circumstances, greater than 40% of the market value of securities held by the Underlying Funds will be associated with non-U.S. countries.

In addition to other short-term investments, the Portfolio or the Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio's cash pending investing in Underlying Funds or to manage the Underlying Funds' cash pending investing in securities, or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve higher expenses because the Portfolio or the Underlying Funds would pay a proportionate share of the expenses of such money market funds.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash, pending investment in securities or to maintain liquidity to pay redemptions. Certain Underlying Funds may use forward foreign currency contracts in connection with the purchase and sale of securities, including for the purposes of "locking-in" the value of a transaction with respect to a different currency, attempting to protect against uncertainty in the level of future foreign currency rates, hedging against fluctuations in currency exchange rates, or transferring balances from one currency to another. Certain of the Underlying Funds may concentrate in the real estate industry or banking industry.

DFA may change the Portfolio's asset allocations, the Underlying Funds, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio's investment objective. The Sub-Adviser may or may not invest in each of the Underlying Funds listed.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of an Underlying Fund "concentrating," as that term is defined in the 1940 Act, its assets in securities related to a particular industry, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry as a group fall out of favor, the Underlying Fund could underperform funds that have greater industry diversification.

Credit Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund and reduce its returns. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose an Underlying Fund to the risk of improper valuation.
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio's Class ADV shares' performance for the first full calendar year of operations, and the table compares the Portfolio's Class ADV shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31)

Best quarter: 1st, 2012, 7.88% and Worst quarter: 3rd, 2011, (12.52)%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns Class ADV Shares ING DFA Global Allocation Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class ADV		11.55%			4.58%		Apr. 30, 2010
MSCI ACW Index℠	[1]	16.13%			6.18%	[2]
Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index	[3]	2.10%			2.09%	[2]
60%MSCI ACW Index℠ /40% Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index	[1][3]	10.55%			4.93%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.